1998 SEC LEXIS 618, *

Nationwide Investing Foundation, et al.

SECURITIES AND EXCHANGE COMMISSION

Release Nos. IC-23104, 812-10764

1998 SEC LEXIS 618

April 6, 1998

CORE TERMS: subadviser, shareholder, separate account, funding, medium, outstanding, advisory, holders, investment adviser, prospectus, registered, thereunder, presently, exemption, portfolio, open-end, voting, Advisers Act, general management, select, notice, collectively, disclosure, employing, ownership, oversight, recommend, disclose, investors, offering

ACTION:

[*1] Notice of application for order under section 6(c) of the Investment Company Act of 1940 (the “Act”) granting an exemption from section 15(a) of the Act and rule 18f-2 under the Act.

TEXT: Summary of Application: Applicants request an order permitting existing and future series of Nationwide Investing Foundation (“NIF”), Nationwide Investing Foundation II (“NIF II”), Nationwide Investing Foundation III (“NIF III”), and Nationwide Separate Account Trust (“NSAT”) to enter into and amend advisory agreements with certain subadvisers without obtaining shareholder approval.

Applicants: NIF, NIF II, NIF III, NSAT, and Nationwide Advisory Services, Inc. (the “Adviser”).

Filing Dates: The application was filed on August 20, 1997, and amended on March 19, 1998. Applicants have agreed to file an amendment during the notice period, the substance of which is incorporated in this notice.

Hearing or Notification of Hearing: An order granting the application will be issued unless the SEC orders a hearing. Interested persons may request a hearing by writing to the SEC’s Secretary and serving applicants with a copy of the request, personally or by mail. Hearing requests should be received [*2] by the SEC by 5:30 p.m. on April 27, 1998, and should be accompanied by proof of service on applicants, in the form of an affidavit, or for lawyers, a certificate of service. Hearing requests should state the nature of the writer’s interest, the reason for the request, and the issues contested. Persons may request notification of a hearing by writing to the SEC’s Secretary.

Addresses: Secretary, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. Applicants, Three Nationwide Plaza, Columbus, Ohio 43215.

For Further Information Contact: H.R. Hallock, Jr., Senior Counsel, at (202) 942-0568 or Edward P. Macdonald, Branch Chief, at (202) 942-0564 (Division of Investment Management, Office of Investment Company Regulation).

Supplementary Information: The following is a summary of the application. The complete application is available for a fee by writing the SEC’s Public Reference Branch at 450 Fifth Street, N.W., Washington, D.C. 20549, or by telephone at (202) 942-8090.

Applicants’ Representations:

1. Each of NIF, NIF II, NIF III, and NSAT (collectively, the “Trusts”) is a registered open-end management investment company offering multiple series (the “Funds”) with different [*3] investment objectives and policies. NIF and NIF II presently offer to the public four and two Funds, respectively. NIF III, which presently consists of nine inactive Funds, was created primarily to acquire all the Funds of NIF, NIF II and one other trust pursuant to a plan of reorganization to be effected in May 1998. NSAT, which presently consists of fifteen series (fourteen of which are covered by the application), n1 offers shares to life insurance company separate accounts to fund the benefits of variable insurance and annuity policies, and to other open-end management investment companies created by the Adviser. The Trusts may each create additional Funds in the future.

1998 SEC LEXIS 618, *

n1 Applicants are not seeking relief for the Nationwide Strategic Value Fund, a series of NSAT. Accordingly, that series is excluded from the definition of the term “Fund.”

2. The Adviser, an investment adviser registered under the Investment Advisers Act of 1940 (“Advisers Act”) and a wholly-owned subsidiary of Nationwide Life Insurance Company, [*4] serves as the investment adviser for each Trust. The Adviser provides general investment management services for each Fund under an investment advisory agreement (collectively, “Investment Advisory Agreements”). The Investment Advisory Agreements meet the requirements of section 15(a) of the Act and have been approved for each Fund by the Board of Trustees of the respective Trust (the “Board”) and the shareholders of the Fund.

3. Specific portfolio management for the Funds is provided by the Adviser and/or one or more subadvisers (the “Subadvisers”). At present, only three Funds, each a series of NSAT, have engaged more than one Subadviser: Nationwide Small Company Fund has engaged six Subadvisers, Nationwide Income Fund has engaged two Subadvisers, and Nationwide Select Advisers Mid Cap Fund has engaged three Subadvisers. Each Subadviser is registered under the Advisers Act and performs services pursuant to a written subadvisory agreement (“Subadvisory Agreement”). Each Fund pays an investment advisory fee to the Adviser, out of which the Adviser pays the Subadvisers.

4. For the Funds employing Subadvisers, the Adviser seeks to enhance performance and reduce market risk by allocating [*5] assets among one or more Subadvisers (a “Multiple Adviser Arrangement”). The Adviser evaluates prospective Subadvisers and then monitors their performance. The Adviser also recommends to the Trust’s Board whether a Subadviser’s contract should be renewed, modified or terminated.

5. Applicants request an order under section 6(c) of the Act granting relief from section 15(a) of the Act and rule 18f-2 thereunder to permit them to enter into and materially amend, and the Subadvisers to act pursuant to, written advisory contracts without approval by a majority of the outstanding voting securities of each Fund. Applicants request that such exemptive relief apply to any other open-end management investment company or series thereof that in the future is advised by the Adviser, or by a person controlling, controlled by or under common control with, the Adviser (a “Future Fund”), provided such Future Fund operates in substantially the same manner as the Funds and complies with the terms and conditions of the application.

Applicants’ Legal Analysis:

1. Section 15(a) of the Act and rule 18f-2 thereunder provide, together and in substance, that it is unlawful for any person to act as an investment [*6] adviser to a Fund except pursuant to a written contract which has been submitted to and approved by the vote of a majority of the outstanding voting securities of the Fund.

2. Section 6(c) of the Act authorizes the SEC to exempt any person or transaction or any class or classes of persons or transactions from any provision of the Act or rules under the Act, if such exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act. Applicants believe that the section 6(c) standards for an exemption have been met.

3. Applicants state that the Trusts’ investment management structure under a Multiple Adviser Arrangement differs from that of traditional investment companies. For Funds with one Subadviser, the Adviser has overall oversight responsibility so that additional or new Subadvisers can be retained to improve the Fund’s overall performance. For Funds with more than one Subadviser, the Adviser has overall oversight responsibility so that assets can be reallocated or new Subadvisers retained. Applicants believe that investors in a Fund with a Multiple Adviser Arrangement are, in [*7] effect, electing to have the Adviser select one or more Subadvisers to achieve that Fund’s investment objectives. Subadvisers are engaged solely for selection of portfolio investments, and do not have broader management or administrative responsibilities with respect to a Fund or the Trusts. Applicants submit that shareholders will continue to vote on the Investment Advisory Agreements, and that requiring shareholder approval of the Subadvisory Agreements would increase a Trust’s expenses and delay the prompt implementation of actions deemed advisable by the Adviser and the Trust’s Board.

1998 SEC LEXIS 618, *

Applicants’ Conditions:

Applicants agree that any order granting the requested relief will be subject to the following conditions:

1. The Adviser will not enter into a Subadvisory Agreement with any Subadviser that is an “affiliated person,” as defined in section 2(a)(3) of the Act, of the Trust or the Adviser, other than by reason of serving as a Subadviser to one or more of the Funds or by reason of controlling, being controlled by, or under common control with another Subadviser (other than the Adviser) (an “Affiliated Subadviser”) without such agreement, including the compensation to be paid [*8] thereunder, being approved by the shareholders of the applicable Fund, or in the case of a Fund offered by NSAT, by the unit holders of any separate account for which that Fund serves as a funding medium.

2. At all times, a majority of each Trust’s trustees will be persons each of whom is not an “interested person” of that Trust as defined in section 2(a)(19) of the Act (“Independent Trustees”), and the nomination of new or additional Independent Trustees will be placed with the discretion of the then existing Independent.

3. When a Subadviser change is proposed for a Fund with an Affiliated Subadviser, the Trust’s trustees, including a majority of the Independent Trustees, will make a separate finding, reflected in the Trust’s board minutes, that such change is in the best interests of the Fund and its shareholders (or, in the case of a Fund offered by NSAT, the unit holders of any separate account for which that Fund serves as a funding medium) and does not involve a conflict of interest from which the Adviser or the Affiliated Subadviser derives an inappropriate advantage.

4. With respect to Multiple Adviser Arrangements, the Adviser will provide general management services to [*9] each such Fund, including overall supervisory responsibility for the general management and investment of such Funds’ securities portfolios, and, subject to review and approval by the applicable Trust’s Board, will: (i) set the Funds’ overall investment strategies; (ii) select Subadvisers; (iii) allocate and, when appropriate, reallocate a Fund’s assets among the Adviser and one or more Subadvisers; (iv) monitor and evaluate the performance of the Subadvisers; and (v) implement procedures reasonably designed to ensure that the Subadvisers comply with the relevant Fund’s investment objectives, policies, and restrictions.

5. Within 90 days of the hiring of any new Subadviser, the Adviser will furnish shareholders (or, in the case of a Fund offered by NSAT, the unit holders of any separate account for which that Fund serves as a funding medium) all information about the new Subadviser that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadviser. The Adviser will meet this condition by providing shareholders (or, in the case of a Fund offered by NSAT, the unit holders of any separate account for which [*10] the Fund serves as a funding medium) with an information statement which meets the requirements of Regulation 14C and Schedule 14C under the Securities Exchange Act of 1934 (the “1934 Act”). The information statement will also meet the requirements of Item 22 of Schedule 14A under the 1934 Act.

6. Each Fund, and any Future Fund, will disclose in its respective prospectus the existence, substance, and effect of any order granted pursuant to the application. In addition, each Fund will hold itself out to the public as employing the management structure described in the application. The prospectus relating to a Fund will prominently disclose that the Adviser has the ultimate responsibility to oversee Subadvisers and recommend their hiring, termination and replacement.

7. Before a Fund may rely on the order requested by applicants, the operations of the Fund in the manner described in the application will have been or will be approved by a majority of that Fund’s outstanding voting securities (or, in the case of a Fund offered by NSAT, the unitholders of any separate account for which that Fund serves as a funding medium), as defined in the Act. In the case of a Future Fund whose public [*11] shareholders (or separate account in the case of a Future Fund offered by NSAT) purchase shares on the basis of a prospectus containing the disclosure contemplated by condition 6 above, by the sole initial shareholder before offering shares of such Future Fund (or, in the case of a Future Fund offered by NSAT, units of the separate account for which that Fund serves as a funding medium) to the public.

8. No Trustee or officer of the Trusts or director or officer of the Adviser will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by any such trustee, director or officer) any interest in a Subadviser except for: (i) ownership of interests in the Adviser or any entity that controls, is controlled by or is under common control with the Adviser; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a Subadviser or an entity that controls, is controlled by, or is under common control with a Subadviser.

For the Commission, by the Division of Investment Management, under delegated authority.